Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2024	Jan. 31, 2024	May 31, 2019	May 31, 2024	May 31, 2023	May 31, 2022	Sep. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ (58,933)	$ (7,102)	$ (51,466)
Payments made to acquire long term investments				77,892	13,597	82,082
Gain On Sale Of Equity Investments				$ 185	767	22,004
Investment ownership interest			7.20%
Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	20.00%			20.00%
Equity Method Investments [Member] | Thaiwoo Enterprise Management Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest		35.00%
Payments made to acquire long term investments		$ 55,574
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Committed to invest	$ 44,272			$ 44,272
Investment ownership interest											36.30%
Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	20.00%			20.00%
Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	50.00%			50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 4,358	0	24,354
Gain On Sale Of Equity Investments				0	0	18,068
Impairment loss on other available for sale investments				11,693	2,901	46,442
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 0	3,892	48,417
Mobvoi Inc. ("Mobvoi") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage other than equity method investment							2.30%
Equity securities with readilty determinable fair value unrealized gain loss	$ 12,760
Third Party Companies [Member] | Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	6.90%			6.90%
Third Party Companies [Member] | Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	40.00%			40.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Equity Method Invstments			$ 33,156
Investment ownership interest														9.80%		9.80%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												15.20%
Uhozz [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest															10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
(Loss)/gain Arising From Change In Fair Value Of Investments				$ 4,503	(1,883)	(10,467)
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				0	0	0
Investment ownership interest													10.00%
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest										49.70%
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments				51,383
Happy Seed Cayman Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							1.60%		6.40%
GNet Cloud Service [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 13,956	$ 0	$ 0
Investment ownership interest								3.00%